UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS International Fund

(formerly Scudder International Fund)

	Shares	Value ($)

Common Stocks 96.3%
Australia 1.1%
Australia & New Zealand Banking Group Ltd. (Cost $11,378,216)	936,898	18,753,663
Belgium 2.4%
InBev NV	384,700	18,497,664
Umicore	151,500	21,916,496

(Cost $37,109,931)		40,414,160
Brazil 2.4%
Companhia Vale do Rio Doce (ADR)	264,518	12,323,894
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	458,400	14,329,584
Petroleo Brasileiro SA (ADR)	167,430	14,541,295

(Cost $22,223,388)		41,194,773
China 0.4%
Bank of China Ltd. "H"* (Cost $7,647,868)	19,907,000	7,569,641
Finland 3.0%
Fortum Oyj	754,300	18,724,787
Nokia Oyj	477,497	10,248,332
Nokia Oyj (ADR)	226,996	4,873,604
Nokian Renkaat Oyj (a)	1,160,810	17,361,364

(Cost $44,793,631)		51,208,087
France 9.4%
Axa (a)	628,963	21,846,389
CNP Assurances (a)	227,067	22,521,126
Pernod Ricard SA	67,847	13,241,753
Schneider Electric SA (a)	195,549	20,286,673
Societe Generale* (a)	232,598	35,779,365
Total SA (a)	669,940	43,732,581

(Cost $113,061,190)		157,407,887
Germany 11.6%
BASF AG	224,851	18,300,372
Bayer AG	424,995	19,090,295
Commerzbank AG (a)	712,708	26,755,279
Continental AG	175,457	19,161,096
Deutsche Boerse AG (a)	138,009	17,932,751
E.ON AG	226,952	26,184,265
Fresenius Medical Care AG & Co. (a)	140,576	15,746,134
Hypo Real Estate Holding AG (a)	558,733	35,322,742
KarstadtQuelle AG* (a)	290,794	8,091,382
Stada Arzneimittel AG	198,532	7,942,605

(Cost $129,270,631)		194,526,921
Greece 1.7%
Alpha Bank AE	638,051	15,950,801

Hellenic Telecommunications Organization SA*	561,320	12,486,801

(Cost $13,732,712)		28,437,602
India 1.0%
ICICI Bank Ltd. (Cost $10,902,192)	1,441,900	16,733,891
Indonesia 0.8%
PT Telekomunikasi Indonesia (ADR) (Cost $8,419,976)	412,000	12,714,320
Ireland 2.4%
Anglo Irish Bank Corp. PLC	1,404,959	21,876,721
CRH PLC	568,800	19,094,369

(Cost $33,960,920)		40,971,090
Italy 5.4%
Banca Intesa SpA (a)	4,468,530	25,873,156
Banca Italease	510,800	26,431,427
Capitalia SpA	3,142,900	26,048,017
Saras SpA Raffinerie Sarde* (a)	1,860,995	12,149,946

(Cost $70,936,154)		90,502,546
Japan 20.7%
AEON Co., Ltd.	714,000	15,342,204
Canon, Inc.	463,000	32,262,527
Credit Saison Co., Ltd.	365,900	18,457,615
Daito Trust Construction Co., Ltd.	306,600	16,731,370
Komatsu Ltd.	908,000	18,430,186
Mitsubishi Corp.	1,492,200	31,915,502
Mitsubishi UFJ Financial Group, Inc.	570	7,836,261
Mitsui Fudosan Co., Ltd.	885,000	18,377,409
Mitsui Sumitomo Insurance Co., Ltd.	947,000	11,675,416
Mizuho Financial Group, Inc.	3,497	28,621,230
Nidec Corp.	166,900	12,593,845
Nishi-Nippon City Bank Ltd.	2,339,000	10,915,147
Nissan Motor Co., Ltd.	1,497,333	18,153,262
Sega Sammy Holdings, Inc.	667,400	26,744,042
Shinsei Bank Ltd.	2,275,000	15,222,401
Sumitomo Corp.	1,285,000	16,891,898
Toyota Motor Corp.	457,900	24,550,119
Yamada Denki Co., Ltd.	93,000	9,580,769
Yamaha Motor Co., Ltd.	501,000	13,506,521

(Cost $232,897,782)		347,807,724
Korea 2.0%
Hynix Semiconductor, Inc.*	304,000	10,121,698
Samsung Electronics Co., Ltd.	35,341	22,735,238

(Cost $17,381,868)		32,856,936
Mexico 1.1%
Fomento Economico Mexicano SA de CV (ADR)* (Cost $15,144,664)	223,500	19,174,065
Norway 2.7%
Aker Kvaerner ASA (a)	136,600	13,995,308
Norsk Hydro ASA (a)	1,140,400	32,134,460

(Cost $40,837,792)		46,129,768
Russia 1.5%
Novolipetsk Steel (GDR) 144A*	306,607	6,745,354

OAO Gazprom (ADR) (REG S) (b)	411,140	17,555,678
OAO Gazprom (ADR) (REG S) (b)	5,710	243,881

(Cost $12,498,677)		24,544,913
Sweden 1.8%
Assa Abloy AB "B"	945,700	16,751,921
Atlas Copco AB "B"	513,900	12,835,796

(Cost $30,575,133)		29,587,717
Switzerland 6.7%
Credit Suisse Group (Registered)	449,873	25,975,588
Novartis AG (Registered)	379,675	21,049,626
Roche Holding AG (Genusschein)	189,498	29,498,383
UBS AG (Registered)	327,455	37,036,247

(Cost $67,833,396)		113,559,844
Taiwan 0.7%
Hon Hai Precision Industry Co., Ltd. (Cost $6,446,508)	1,976,936	12,575,630

Turkey 0.6%
Turkcell Iletisim Hizmetleri AS (ADR) (a) (Cost $13,088,140)	783,800	9,797,500
United Kingdom 16.4%
AstraZeneca PLC	259,327	13,702,953
BHP Billiton PLC	1,824,249	35,901,453
BP PLC	1,311,432	15,441,668
GlaxoSmithKline PLC	480,544	13,294,801
Hammerson PLC	929,748	19,712,893
Imperial Tobacco Group PLC	682,130	20,857,767
Informa PLC	1,102,989	8,814,504
Kensington Group PLC	412,923	8,030,399
Ladbrokes PLC	1,754,759	13,046,537
Prudential PLC	2,312,937	25,370,256
Rolls-Royce Group PLC*	146,795,702	25,609,608
Royal Bank of Scotland Group PLC	1,073,333	34,611,137
Vodafone Group PLC	8,508,735	19,575,870
Whitbread PLC	1,092,281	21,431,699
(Cost $212,740,220)		275,401,545

United States 0.5%
Bunge Ltd. (Cost $8,346,442)	143,900	8,144,740

Total Common Stocks (Cost $1,161,227,431)		1,620,014,963
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	715,900	13,002
	Shares	Value ($)

Preferred Stocks 1.4%
Germany
Fresenius AG (a)	85,641	13,971,275
Porsche AG	9,136	8,857,189

Total Preferred Stocks (Cost $21,712,908)		22,828,464
Securities Lending Collateral 18.6%
Daily Assets Fund Institutional, 5.0% (c) (d) (Cost $312,759,797)	312,759,797	312,759,797
Cash Equivalents 2.4%
Cash Management QP Trust, 5.01% (e) (Cost $40,854,802)	40,854,802	40,854,802
		% of Net Assets Value ($)

Total Investment Portfolio (Cost $ 1,536,554,938)	118.7	1,996,471,028
Other Assets and Liabilities, Net	(18.7)	(314,620,167)

Net Assets	100.0	1,681,850,861

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2006 amounted to $297,935,521 which is 17.7% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At May 31, 2006, the DWS International Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	581,236,968	35.4%
Consumer Discretionary	204,922,506	12.5%
Industrials	174,660,232	10.6%
Energy	154,524,296	9.4%
Materials	146,208,029	8.9%
Health Care	115,205,777	7.0%
Information Technology	105,410,874	6.4%
Consumer Staples	79,915,989	4.9%
Telecommunication Services	54,574,491	3.3%
Utilities	26,184,265	1.6%
Total Common and Preferred Stocks	1,642,843,427	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006